UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	4/30/2009

Date of reporting period:	7/31/2008

Item 1. Portfolio of Investments.

INVESTMENT PORTFOLIO

July 31, 2008 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 39.7%
Federal Home Loan Mortgage Corp.
	4.913% 04/01/38(a)	15,273,908	15,048,383
	5.000% 08/01/35	2,631,380	2,508,062
	5.000% 10/01/35	23,554,978	22,451,084
	5.000% 12/01/36	12,123,666	11,532,764
	5.000% 03/01/37	3,100,081	2,944,141
	5.500% 01/01/37	135,961,211	133,134,350
	6.000% 11/01/37	31,529,311	31,725,384
	7.000% 12/01/10	25,298	26,289
	7.000% 12/01/14	56,094	58,809
	7.000% 11/01/25	4,234	4,477
	7.000% 03/01/27	3,872	4,092
	7.000% 10/01/31	29,424	30,986
	7.500% 09/01/25	2,101	2,273
	7.500% 10/01/29	95,708	103,378
	8.000% 06/01/26	2,438	2,634
	9.000% 04/01/17	348	351
	9.250% 05/01/09	6,854	7,043
	9.500% 09/01/10	1,887	1,941
	9.500% 03/01/11	74	79
	9.500% 04/01/11	684	727
	9.500% 09/01/16	1,080	1,192
	10.000% 02/01/09	61	63
	10.000% 05/01/11	3,121	3,302
	10.000% 12/01/13	100	101
Federal National Mortgage Association
	4.856% 04/01/38(a)	10,350,089	10,191,735
	4.899% 04/01/38(a)	10,240,484	10,088,953
	4.924% 04/01/38(a)	11,859,875	11,859,497
	5.000% 03/01/37	32,273,050	30,720,245
	5.000% 05/01/37	8,168,481	7,763,511
	5.000% 08/01/37	34,580,346	32,916,527
	5.000% 03/01/38	23,985,628	22,794,092
	5.000% 04/01/38	48,575,054	46,166,844
	5.000% 06/01/38	10,848,127	10,309,224
	5.240% 09/01/12	2,371,615	2,402,310
	5.500% 02/01/37	17,342,292	16,988,870
	5.500% 06/01/38	31,834,829	31,182,878
	5.500% 07/01/38	21,212,820	20,778,399
	5.765% 09/01/37(a)	8,917,705	9,014,009
	6.000% 10/01/36	4,431,717	4,458,584

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 11/01/37	51,931,633	52,227,319
	6.120% 10/01/08	1,297,470	1,297,132
	6.500% 09/01/36	30,486,673	31,347,286
	7.000% 06/01/32	12,766	13,458
	7.199% 08/01/36(a)	121,023	122,065
	7.500% 10/01/15	29,966	31,237
	7.500% 01/01/30	12,339	13,293
	7.500% 03/01/30	19,372	20,836
	7.785% 02/01/19	1,828,881	1,983,271
	8.000% 12/01/09	5	5
	8.000% 12/01/29	277,861	301,465
	8.000% 02/01/30	25,014	27,073
	8.000% 03/01/30	60,556	65,382
	8.000% 04/01/30	68,477	73,934
	8.000% 05/01/30	5,379	5,808
	8.500% 08/01/17	1,319	1,397
	10.000% 10/01/20	84,084	94,359
	10.000% 12/01/20	166,512	187,687
	TBA:
	6.000% 08/01/38(b)	15,110,000	15,176,106
	6.500% 08/01/38(b)	24,464,000	25,113,813
Government National Mortgage Association
	5.625% 07/20/21(a)	51,507	52,171
	5.625% 07/20/22(a)	61,226	61,935
	6.375% 04/20/22(a)	244,613	249,386
	7.000% 05/15/12	34,699	36,390
	7.000% 09/15/13	33,964	35,540
	7.000% 11/15/22	55,254	59,093
	7.000% 10/15/23	27,881	29,840
	7.000% 06/15/26	195,901	209,659
	7.000% 10/15/27	22,132	23,675
	7.000% 05/15/28	63,249	67,603
	7.000% 06/15/28	8,873	9,484
	7.000% 12/15/28	38,236	40,868
	7.000% 08/15/29	26,180	27,970
	7.000% 02/15/30	7,980	8,521
	7.000% 05/15/32	166,162	177,256
	7.500% 04/15/26	127,860	137,505
	7.500% 02/15/27	15,119	16,255
	7.500% 09/15/29	457,107	491,024
	7.500% 03/15/30	83,868	90,044

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 06/15/25	4,309	4,709
	8.000% 10/15/25	17,970	19,637
	8.000% 01/15/26	11,993	13,110
	8.000% 02/15/26	2,931	3,203
	8.000% 05/15/26	2,186	2,389
	8.000% 06/15/26	10,986	12,006
	8.000% 03/15/27	18,830	20,578
	9.000% 11/15/08	77	77
	9.000% 11/15/17	49,376	53,622
	9.500% 08/15/20	1,902	2,114
	9.500% 12/15/20	1,347	1,497
	10.000% 05/15/16	2,965	3,305
	10.000% 07/15/17	15,490	17,343
	10.000% 08/15/17	4,079	4,567
	10.000% 08/15/18	223	250
	11.500% 06/15/13	18,539	20,758

	Total Mortgage-Backed Securities (cost of $620,030,961)		617,333,893
Corporate Fixed-Income Bonds & Notes – 20.2%
BASIC MATERIALS – 0.5%
Chemicals – 0.2%
Dow Chemical Co.
	5.700% 05/15/18	2,485,000	2,345,877
Lubrizol Corp.
	6.500% 10/01/34	1,000,000	890,134
Chemicals Total			3,236,011
Iron/Steel – 0.3%
Nucor Corp.
	5.000% 06/01/13	3,145,000	3,162,175
	5.850% 06/01/18(c)	1,575,000	1,579,519
Iron/Steel Total			4,741,694
BASIC MATERIALS TOTAL			7,977,705
COMMUNICATIONS – 1.9%
Media – 1.4%
Comcast Corp.
	5.700% 05/15/18	1,680,000	1,594,024
	6.300% 11/15/17	770,000	764,528
	6.950% 08/15/37	1,635,000	1,574,704
Time Warner Cable, Inc.
	6.200% 07/01/13(d)	7,715,000	7,879,869
	7.300% 07/01/38	3,015,000	3,014,334

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Time Warner Entertainment Co. LP
	7.250% 09/01/08	1,785,000	1,789,404
Time Warner, Inc.
	6.875% 05/01/12	2,610,000	2,665,653
Viacom, Inc.
	5.750% 04/30/11	1,635,000	1,619,672
	6.875% 04/30/36	250,000	225,003
Media Total			21,127,191
Telecommunication Services – 0.5%
AT&T, Inc.
	4.950% 01/15/13	765,000	765,189
	5.625% 06/15/16	3,825,000	3,787,423
Telefonica Emisiones SAU
	6.221% 07/03/17	1,325,000	1,319,545
	6.421% 06/20/16	2,500,000	2,528,983
Telecommunication Services Total			8,401,140
COMMUNICATIONS TOTAL			29,528,331
CONSUMER CYCLICAL – 0.9%
Airlines – 0.0%
Continental Airlines, Inc.
	7.461% 04/01/15	710,099	589,382
Airlines Total			589,382
Home Builders – 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	365,000	286,525
Lennar Corp.
	6.500% 04/15/16	750,000	547,500
Home Builders Total			834,025
Retail – 0.8%
Best Buy Co., Inc.
	6.750% 07/15/13(e)	3,735,000	3,794,077
CVS Pass-Through Trust
	5.298% 01/11/27(e)	813,137	703,365
	6.036% 12/10/28(e)	3,248,439	3,016,046
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	455,000	422,501
Starbucks Corp.
	6.250% 08/15/17(c)	2,710,000	2,631,871

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	5.250% 09/01/35	1,405,000	1,199,932
Retail Total			11,767,792
CONSUMER CYCLICAL TOTAL			13,191,199
CONSUMER NON-CYCLICAL – 1.2%
Beverages – 0.2%
SABMiller PLC
	6.200% 07/01/11(e)	2,755,000	2,829,385
Beverages Total			2,829,385
Food – 0.5%
ConAgra Foods, Inc.
	7.000% 10/01/28	3,160,000	3,073,293
Kraft Foods, Inc.
	6.500% 08/11/17	1,405,000	1,411,627
Kroger Co.
	8.000% 09/15/29	2,930,000	3,253,750
Food Total			7,738,670
Household Products/Wares – 0.3%
Clorox Co.
	5.950% 10/15/17	900,000	888,646
Fortune Brands, Inc.
	5.125% 01/15/11	3,815,000	3,802,986
Household Products/Wares Total			4,691,632
Pharmaceuticals – 0.2%
Wyeth
	5.500% 02/15/16	3,680,000	3,678,591
Pharmaceuticals Total			3,678,591
CONSUMER NON-CYCLICAL TOTAL			18,938,278
ENERGY – 2.8%
Oil & Gas – 1.3%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,445,000	1,364,083
Gazprom International SA
	7.201% 02/01/20	201,185	200,682
Hess Corp.
	7.300% 08/15/31	2,085,000	2,253,895
Marathon Oil Corp.
	6.000% 07/01/12	3,065,000	3,148,588

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Nexen, Inc.
	5.875% 03/10/35	3,495,000	3,062,529
Qatar Petroleum
	5.579% 05/30/11(e)	1,863,427	1,901,269
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(e)	2,130,000	2,076,111
Talisman Energy, Inc.
	5.850% 02/01/37(c)	2,145,000	1,783,896
Valero Energy Corp.
	6.625% 06/15/37(d)	2,235,000	1,986,030
	6.875% 04/15/12	2,547,000	2,629,138
Oil & Gas Total			20,406,221
Oil & Gas Services – 0.4%
Weatherford International Ltd.
	5.150% 03/15/13	5,205,000	5,158,509
	7.000% 03/15/38	1,090,000	1,092,616
Oil & Gas Services Total			6,251,125
Pipelines – 1.1%
Duke Capital LLC
	4.370% 03/01/09	1,415,000	1,411,877
Enbridge Energy Partners LP
	7.500% 04/15/38(e)	1,060,000	1,088,555
Energy Transfer Partners LP
	6.000% 07/01/13	3,820,000	3,856,829
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	1,945,000	1,918,509
ONEOK Partners LP
	6.850% 10/15/37	835,000	803,759
Plains All American Pipeline LP
	6.500% 05/01/18(e)	635,000	627,706
TEPPCO Partners LP
	7.625% 02/15/12	1,311,000	1,361,909

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(a)	5,900,000	4,985,813
Pipelines Total			16,054,957
ENERGY TOTAL			42,712,303
FINANCIALS – 9.0%
Banks – 3.3%
ANZ National International Ltd/ New Zealand
	6.200% 07/19/13(e)	3,250,000	3,250,835
Bank of New York Mellon Corp.
	4.500% 04/01/13(c)(d)	2,665,000	2,564,402
Credit Suisse/New York NY
	6.000% 02/15/18	4,975,000	4,763,488
Deutsche Bank AG London
	4.875% 05/20/13(d)	8,370,000	8,214,912
HSBC Bank USA
	3.875% 09/15/09	4,145,000	4,128,503
HSBC Holdings PLC
	6.800% 06/01/38	590,000	553,582
JPMorgan Chase & Co.
	5.375% 10/01/12	6,870,000	6,789,923
	6.000% 01/15/18	3,700,000	3,589,873
Lloyds TSB Group PLC
	6.267% 12/31/49(a)(e)	2,455,000	1,931,815
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	2,490,000	2,394,566
Regions Financial Corp.
	4.500% 08/08/08	1,885,000	1,885,207
Regions Financing Trust II
	6.625% 05/15/47(a)	1,075,000	593,074
Scotland International Finance
	4.250% 05/23/13(e)	1,700,000	1,526,564
Union Planters Corp.
	4.375% 12/01/10	1,665,000	1,582,178
USB Capital IX
	6.189% 04/15/42(a)	4,720,000	3,304,000
Wachovia Capital Trust III
	5.800% 03/15/42(a)	4,370,000	2,469,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Corp.
	5.500% 05/01/13	1,090,000	1,006,391
Banks Total			50,548,363
Diversified Financial Services – 3.3%
American Express Centurion Bank
	4.375% 07/30/09	1,265,000	1,258,213
American Express Credit Corp.
	5.875% 05/02/13	2,020,000	1,983,341
Capital One Capital IV
	6.745% 02/17/37(a)	3,185,000	2,251,317
Capital One Financial Corp.
	5.700% 09/15/11	4,485,000	4,142,579
CIT Group Funding Co. of Canada
	5.200% 06/01/15	1,670,000	1,176,283
CIT Group, Inc.
	5.850% 09/15/16	655,000	467,276
Citigroup, Inc.
	6.125% 05/15/18	2,455,000	2,349,715
Eaton Vance Corp.
	6.500% 10/02/17	1,970,000	1,981,414
Goldman Sachs Group, Inc.
	6.150% 04/01/18	8,165,000	7,865,361
	6.250% 09/01/17	895,000	873,944
	6.750% 10/01/37	650,000	574,501
HSBC Finance Corp.
	3.000% 11/16/09(a)(c)	7,540,000	7,324,756
	5.875% 02/01/09	945,000	951,234
International Lease Finance Corp.
	4.750% 07/01/09	630,000	614,525
	4.875% 09/01/10	2,280,000	2,105,259
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13	3,195,000	2,986,929
	6.875% 05/02/18(c)	505,000	474,085
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	3,850,000	3,293,652
	6.050% 08/15/12	645,000	614,660
	6.150% 04/25/13	2,685,000	2,560,580
	7.750% 05/14/38	2,075,000	1,882,565

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Morgan Stanley
	5.750% 10/18/16	4,630,000	4,153,434
Diversified Financial Services Total			51,885,623
Insurance – 1.5%
Hartford Life Global Funding Trusts
	2.946% 09/15/09(a)	3,530,000	3,528,729
ING Groep NV
	5.775% 12/29/49(a)	2,845,000	2,362,070
Liberty Mutual Group, Inc.
	7.500% 08/15/36(e)	4,615,000	3,866,350
Metropolitan Life Global Funding I
	5.125% 04/10/13(e)	5,650,000	5,571,058
New York Life Global Funding
	4.650% 05/09/13(e)	6,080,000	6,026,016
Principal Life Income Funding Trusts
	5.300% 04/24/13	1,400,000	1,397,703
Insurance Total			22,751,926
Real Estate Investment Trusts (REITs) – 0.6%
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,603,784
Highwoods Properties, Inc.
	5.850% 03/15/17	995,000	842,923
Hospitality Properties Trust
	5.625% 03/15/17(c)	2,140,000	1,637,657
Liberty Property LP
	5.500% 12/15/16	2,975,000	2,581,797
Simon Property Group LP
	5.450% 03/15/13	3,555,000	3,412,135
Real Estate Investment Trusts (REITs) Total			10,078,296
Savings & Loans – 0.3%
World Savings Bank
	4.125% 12/15/09	3,905,000	3,874,720
	4.500% 06/15/09	630,000	630,709
Savings & Loans Total			4,505,429
FINANCIALS TOTAL			139,769,637
INDUSTRIALS – 1.3%
Aerospace & Defense –0.2%
Raytheon Co.
	7.200% 08/15/27	2,595,000	2,800,311
Aerospace & Defense Total			2,800,311

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery – 0.5%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	2,830,000	2,777,071
	5.450% 04/15/18	4,040,000	3,977,008
John Deere Capital Corp.
	4.950% 12/17/12	1,035,000	1,040,067
Machinery Total			7,794,146
Transportation – 0.6%
BNSF Funding Trust I
	6.613% 12/15/55(a)	800,000	707,603
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	785,000	728,188
	7.950% 08/15/30	1,260,000	1,419,510
Union Pacific Corp.
	5.700% 08/15/18	1,835,000	1,772,931
	6.650% 01/15/11	5,550,000	5,719,120
Transportation Total			10,347,352
INDUSTRIALS TOTAL			20,941,809
TECHNOLOGY – 0.4%
Software – 0.4%
Oracle Corp. and Ozark Holdings , Inc.
	5.000% 01/15/11	2,455,000	2,507,984
Oracle Corp.
	6.500% 04/15/38	3,995,000	3,989,231
Software Total			6,497,215
TECHNOLOGY TOTAL			6,497,215
UTILITIES – 2.2%
Electric – 1.8%
American Electric Power Co., Inc.
	5.250% 06/01/15	1,465,000	1,401,643
Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,573,573
Commonwealth Edison Co.
	4.700% 04/15/15	1,250,000	1,161,968
	5.900% 03/15/36	790,000	705,822
	5.950% 08/15/16	2,825,000	2,801,699
	6.150% 09/15/17	2,000,000	1,995,568
	6.950% 07/15/18	1,575,000	1,541,531

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38(c)	4,120,000	4,207,093
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,403,926
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	974,669
FPL Energy National Wind LLC
	5.608% 03/10/24(e)	837,800	818,447
Hydro Quebec
	8.500% 12/01/29	1,195,000	1,623,811
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,855,000	2,934,223
Southern California Edison Co.
	5.000% 01/15/16	2,500,000	2,457,137
Southern Power Co.
	6.375% 11/15/36	850,000	782,302
Electric Total			28,383,412
Gas – 0.4%
Atmos Energy Corp.
	6.350% 06/15/17	1,760,000	1,727,076
Nakilat, Inc.
	6.067% 12/31/33(e)	1,895,000	1,623,901
Southern California Gas Co.
	2.852% 12/01/09(a)	2,080,000	2,070,162
Gas Total			5,421,139
UTILITIES TOTAL			33,804,551

	Total Corporate Fixed-Income Bonds & Notes (cost of $328,485,832)		313,361,028
Asset-Backed Securities – 14.9%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	2,500,744	2,421,573
	4.730% 07/06/10	1,708,084	1,717,798
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,537,983
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	2,801	2,799
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(e)	1,850,000	1,850,088
	5.730% 03/15/11	4,000,000	3,819,169

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Capital One Master Trust
	2.658% 11/15/11(a)	10,000,000	9,994,059
Capital One Multi-Asset Execution Trust
	4.850% 11/15/13	3,675,000	3,666,038
	4.850% 02/18/14	9,330,000	9,239,169
Capital One Prime Auto Receivables Trust
	4.890% 01/17/12	5,960,000	6,020,614
Carmax Auto Owner Trust
	5.370% 06/15/12	2,125,000	2,055,411
Centex Home Equity
	2.731% 10/25/35(a)	185,147	183,652
Chase Credit Card Master Trust
	2.568% 02/15/11(a)	10,000,000	9,996,022
Chase Issuance Trust
	4.260% 05/15/13	10,970,000	10,881,636
	4.960% 09/17/12	8,340,000	8,450,066
Citibank Credit Card Issuance Trust
	5.350% 02/07/20	8,600,000	8,209,551
Citibank Credit Card Master Trust I
	5.875% 03/10/11	4,000,000	4,060,978
CitiFinancial Mortgage Securities, Inc.
	2.645% 04/25/34	693,331	672,060
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	2,800,000	1,338,017
	5.666% 08/25/35	1,885,000	385,026
Countrywide Asset-Backed Certificates
	5.393% 04/25/36(a)	44,951	26,879
Daimler Chrysler Auto Trust
	4.940% 02/08/12	7,891,000	7,940,232
Discover Card Master Trust
	5.100% 10/15/13	11,765,000	11,712,927
Equity One ABS, Inc.
	2.801% 07/25/34(a)	416,020	339,482
First Plus Home Loan Trust
	7.720% 05/10/24	17,772	17,639
Ford Credit Auto Owner Trust
	5.150% 11/15/11	6,525,000	6,644,866
	5.160% 04/15/13	9,405,000	9,478,327
	5.680% 06/15/12	2,300,000	2,077,843
Franklin Auto Trust
	5.360% 05/20/16	4,980,000	4,960,508

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	8,491,000	8,396,602
GE Equipment Small Ticket LLC
	4.620% 12/22/14(e)	495,746	498,297
	5.120% 06/22/15(e)	2,002,945	1,963,164
Green Tree Financial Corp.
	8.250% 07/15/27(a)	481,390	501,395
GS Auto Loan Trust
	4.980% 11/15/13	881,636	885,741
GSAA Trust
	4.316% 11/25/34(a)	1,414,385	1,391,657
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	7,020,000	7,048,232
Hyundai Auto Receivables Trust
	4.200% 02/15/12	1,534,273	1,541,594
Long Beach Auto Receivables Trust
	4.522% 06/15/12	2,569,658	2,503,694
Oakwood Mortgage Investors, Inc.
	7.100% 08/15/27	343,720	349,489
Origen Manufactured Housing
	4.490% 05/15/18	569,075	565,323
Residential Asset Mortgage Products, Inc.
	2.531% 05/25/36(a)	962,638	954,317
Residential Funding Mortgage Securities II, Inc.
	4.700% 08/25/34	814,469	775,078
Small Business Administration
	4.340% 03/01/24	9,348,029	8,845,262
	4.500% 03/01/23	4,702,346	4,523,431
	4.890% 09/01/22	3,880,582	3,821,003
	5.110% 04/01/25	3,149,624	3,081,835
	5.180% 05/01/24	6,038,107	5,997,540
	5.240% 08/01/23	4,593,417	4,593,905
	5.310% 08/01/22	5,069,309	5,088,054
	5.520% 06/01/24	2,836,992	2,851,200
	5.660% 07/01/22	2,223,685	2,253,945
	6.000% 09/01/18	1,764,207	1,783,973
Small Business Administration Participation Certificates
	5.570% 03/01/26	2,392,581	2,413,051
USAA Auto Owner Trust
	4.280% 10/15/12	11,575,000	11,505,319
	4.900% 02/15/12	8,675,000	8,803,401

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	5,000,000	4,693,406
WFS Financial Owner Trust
	4.620% 11/19/12	3,500,000	3,442,228

	Total Asset-Backed Securities (cost of $236,985,587)		231,772,548
Government & Agency Obligations – 11.9%
FOREIGN GOVERNMENT OBLIGATIONS – 2.0%
European Investment Bank
	4.250% 07/15/13	3,295,000	3,339,973
	5.125% 05/30/17	5,935,000	6,188,585
Export-Import Bank of Korea
	5.500% 10/17/12(c)	700,000	694,951
Kreditanstalt fuer Wiederaufbau
	4.500% 07/16/18	6,195,000	6,150,235
Pemex Project Funding Master Trust
	5.750% 03/01/18(c)(e)	5,765,000	5,612,227
Province of Quebec
	4.625% 05/14/18(c)	6,395,000	6,273,361
Republic of South Africa
	6.500% 06/02/14(c)	2,134,000	2,203,355
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			30,462,687
U.S. GOVERNMENT AGENCY – 1.0%
Federal Home Loan Mortgage Corp.
	4.500% 06/12/13	15,500,000	15,586,723
U.S. GOVERNMENT AGENCY TOTAL			15,586,723
U.S. GOVERNMENT OBLIGATIONS – 8.9%
U.S. Treasury Bonds
	5.000% 05/15/37(c)(f)	46,885,000	49,811,655
U.S. Treasury Inflation Indexed Notes
	3.000% 07/15/12(c)	3,101,665	3,347,376
U.S. Treasury Notes
	2.750% 07/31/10	6,200,000	6,227,609
	3.375% 06/30/13(c)	1,970,000	1,979,543
	3.875% 05/15/18(c)	12,020,000	11,916,700
	4.375% 12/15/10(c)	55,739,000	57,964,212
	5.125% 06/30/11(c)	6,440,000	6,851,052
U.S. GOVERNMENT OBLIGATIONS TOTAL			138,098,147

	Total Government & Agency Obligations (cost of $183,182,578)		184,147,557

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – 9.4%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	5,204,000	5,020,367
	5.588% 09/11/42	9,635,000	9,355,359
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,506,365
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.225% 07/15/44(a)	8,510,000	8,125,062
	5.322% 12/11/49	12,355,000	11,173,196
Credit Suisse Mortgage Capital Certificates
	5.827% 06/15/38(a)	11,020,000	10,611,334
Greenwich Capital Commercial Funding Corp.
	5.597% 12/10/49	8,905,000	8,590,246
GS Mortgage Securities Corp. II
	6.526% 08/15/18(e)	5,725,000	5,873,659
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.878% 01/15/42	2,000,000	1,869,654
	5.819% 06/15/49(a)	8,355,000	7,809,726
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	7,150,000	6,912,524
	5.124% 11/15/32(a)	6,865,000	6,647,664
	6.462% 03/15/31	6,825,000	7,027,133
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.758% 12/15/30(a)	7,824,210	80,727
Merrill Lynch Mortgage Trust
	5.829% 06/12/50(a)	930,000	870,701
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.700% 09/12/49	6,430,000	5,920,819
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	7,575,717
	5.208% 11/14/42(a)	3,495,000	3,352,611
	5.283% 11/12/41	7,230,000	7,126,769
	5.328% 11/12/41	6,000,000	5,552,087
	5.811% 08/12/41(a)	4,770,000	4,628,521
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	6,335,000	6,114,221

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Wachovia Bank Commercial Mortgage Trust
	5.678% 05/15/46	12,875,000	11,855,191

	Total Commercial Mortgage-Backed Securities (cost of $150,809,393)		145,599,653
Collateralized Mortgage Obligations – 1.8%
AGENCY – 0.9%
Federal Home Loan Mortgage Corp.
	I.O.,
	5.500% 05/15/27	736,705	39,971
Federal National Mortgage Association
	4.717% 08/25/12	4,205,765	4,154,096
	5.500% 09/25/35	4,182,260	4,238,012
Government National Mortgage Association
	4.374% 04/16/33	2,548,552	2,542,312
	4.763% 01/16/25	2,751,015	2,782,984
Vendee Mortgage Trust
	I.O.:
	0.304% 03/15/29(a)	8,115,538	78,219
	0.440% 03/15/28(a)	6,229,487	94,857
AGENCY TOTAL			13,930,451
NON - AGENCY – 0.9%
American Home Mortgage Investment Trust
	2.571% 06/25/36(a)	3,023,961	2,942,144
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,729,273	1,070,214
JPMorgan Mortgage Trust
	4.971% 07/25/34(a)	4,343,997	4,063,282
	4.979% 10/25/35(a)	3,500,000	3,257,953
Washington Mutual, Inc.
	4.669% 04/25/35(a)	2,500,000	2,397,058
NON - AGENCY TOTAL			13,730,651

	Total Collateralized Mortgage Obligations (cost of $31,702,305)		27,661,102
		Shares
Securities Lending Collateral – 9.4%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 2.654%)	145,686,779	145,686,779

		Par ($)	Value ($)
	Total Securities Lending Collateral (cost of $145,686,779)		145,686,779
Short-Term Obligation – 3.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 07/31/08, due 08/01/08, at 2.070%, collateralized by U.S. Government Agency Obligations with various maturities to 05/08/30, market value $59,507,838 (repurchase proceeds $58,342,354)	58,339,000	58,339,000

	Total Short-Term Obligation (cost of $58,339,000)		58,339,000

	Total Investments – 111.0% (cost of $1,755,222,435)(h)(i)		1,723,901,560

	Obligation to Return Collateral for Securities Loaned – (9.4)%		(145,686,779)

Other Assets & Liabilities, Net – (1.6)%	(24,965,530)

Net Assets – 100.0%	1,553,249,251

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

	Credit default swaps are marked to market daily based upon quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	* Level 1 – quoted prices in active markets for identical securities

	* Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

	* Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of July 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments *
	Level 1 – Quoted Prices	$324,074,845	$1,046,535
	Level 2 – Other Significant Observable Inputs	1,387,732,014	(193,060)
	Level 3 – Significant Unobservable Inputs	12,094,701	—
	Total	$1,723,901,560	$853,475

* Other financial instruments consists of credit default swap contracts and futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending July 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of May 1, 2008	$653,291	$—
	Accretion of Discounts/ Amortization of Premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized depreciation	(132,157)	—
	Net purchases	11,573,567	—
	Transfers in and or out of Level 3	—	—
	Balance as of July 31, 2008	$12,094,701	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2008.

(b)	Security purchased on a delayed delivery basis.

(c)	All or a portion of this security was on loan at July 31, 2008. The total market value of securities on loan at July 31, 2008 is $142,868,241.

(d)	A portion of this security is pledged as collateral for credit default swap contracts. At July 31, 2008, the value of these securities amounted to $8,652,300, which represents 0.6% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities, which are not illiquid, amounted to $56,448,935, which represents 3.6% of net assets.

(f)	A portion of this security with a market value of $2,549,813 is pledged as collateral for open futures contracts.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $1,755,019,720.

(i)	Unrealized appreciation and depreciation at July 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,931,050	$(36,049,210)	$(31,118,160)

At July 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	910	$ 192,920,000	$ 191,614,949	Sept-2008	$ 1,305,051
5-Year U.S. Treasury Notes	370	41,194,297	40,920,890	Sept-2008	273,407
					$ 1,578,458

At July 31, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	250	$ 28,707,031	$ 28,479,656	Sept-2008	$ (227,375)
U.S. Treasury Bonds	120	13,860,000	13,555,452	Sept-2008	(304,548)
					$ (531,923)

Credit default swap contracts outstanding on July 31, 2008 are:

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Receive/Pay Fixed Rate	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(2.850)%	09/20/13	$500,000	$6,452
Lehman Brothers	Limited Brands, Inc. 6.125% 12/01/12	Buy	(2.880)%	09/20/13	500,000	7,103
Morgan Stanley	Macy’s, Inc. 6.625% 04/01/11	Buy	(2.750)%	06/20/13	2,700,000	(44,951)

Barclays	Macy’s, Inc. 7.450% 07/15/17	Buy	(2.700)%	06/20/13	2,700,000	(39,184)
Barclays	Lehman Brothers Holdings, Inc. 6.625% 01/18/12	Sell	2.740%	06/20/13	7,590,000	(127,889)
Barclays	SLM Corp. 5.125% 08/27/12	Sell	4.750%	03/20/09	2,200,000	5,409
						$(193,060)

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	September 22, 2008